Other Net Operating Results (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Operating Results Net

	2021	2020	2019
Result for sale of participation in areas (1)	2,034	12,233	778
Result from sale of assets held for disposal	5,549	—	—
Construction incentive (2)	686	—	688
Lawsuits	(34,592)	(5,300)	(2,732)
Insurance	1,503	3,925	498
Unrecoverable credit - Resolution MINEM No. 508-E/2017 (3)	—	—	(622)
Result for contractual commitment Exmar (4)	—	(8,285)	—
Miscellaneous	1,567	1,376	260

	(23,253)	3,949	(1,130)

(1)	See Note 34.b).
(2)	See Note 34.b).
(3)	See Note 35.c.3).
(4)	See Note 34.d).